Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accruals	$ 543,739	$ 69,267	$ 1,087,478	$ 140,000
Payroll payable	2,737,750	348,762	2,366,113	304,609	2,185,617
Interest payable					46,397
VAT	1,504,523	191,661	2,435,091	313,489	834,902
Deposit received	3,246,646	413,591	814,863	104,904
Others			589,279	75,863	138,789
Total	$ 8,596,801	$ 1,095,148	$ 7,292,824	$ 938,865	$ 3,205,705